OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
OTHER OPERATING INCOME
17. OTHER OPERATING INCOME

	Year Ended December 31, 2019	Year Ended December 31, 2020	Year Ended December 31, 2021
	RMB	RMB	RMB
VAT-in super deduction and other tax returns (1)	25,047	4,830	2,323
Government grants (2)	43,599	25,172	48,180
Others	—	3,216	3,913

Total other operating income	68,646	33,218	54,416

(1)
From 2019, in accordance with “the Announcement on Relevant Policies for Deepening the Value-added Tax Reform” and relevant government policies announced by the Ministry of Finance, the State Taxation Administration and the General Administration of Customs of China, one China VIE of the Company, as a consumer service company, is allowed to enjoy additional 10%
VAT-in
deduction for any services or products it purchased
(“VAT-in
super deduction”) from April 1, 2019 to December 31, 2021. The
VAT-in
super deduction obtained is considered as operating given that all
VAT-in
were derived from the purchases for that VIE’s daily operations in nature, and therefore is presented in other operating income in the Consolidation Statements of Comprehensive (Loss)/Income.

(2)
Government grants mainly represent cash subsidies received from PRC local governments for companies operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Starting from January 2020, the Company presents government grants as other operating income. The relevant item in the prior year of RMB 43,599 for the years ended December 31, 2019 is also classified from other non-operating
income/(loss), net, to be in conformity with the current period presentation in the Consolidated Statements of Comprehensive (Loss)/Income. These cash subsidies were not subject to meeting any specific future conditions.